Document and Entity Information	9 Months Ended
Sep. 30, 2022
Document and Entity Information [Abstract]
Document Type	S-1
Entity Registrant Name	DIGITAL BRANDS GROUP, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Amendment Flag	false
Entity Central Index Key	0001668010
Entity Ex Transition Period	true